CAPITAL APPRECIATION VARIABLE ACCOUNT	HIGH YIELD VARIABLE ACCOUNT
GOVERNMENT SECURITIES VARIABLE ACCOUNT	MONEY MARKET VARIABLE ACCOUNT
GLOBAL GOVERNMENTS VARIABLE ACCOUNT	TOTAL RETURN VARIABLE ACCOUNT

Effective May 1, 2011, the sub-section entitled “Portfolio Manager(s)” beneath the main heading "Management of the Variable Accounts" is restated in its entirety as follows, with respect to the High Yield Variable Account and the Total Return Variable Account only:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of each Variable Account is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the Variable Account's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the Variable Account unless otherwise specified.

Fund	Portfolio Manager	Primary Role	Since	Title and Five Year History
High Yield Variable Account	William J. Adams	Portfolio Manager	May 2011	Investment Officer of MFS; Employed in the investment area of MFS since 2009; Credit Analyst at MFS from 1997 to 2005
	David P. Cole	Portfolio Manager	2006	Investment Officer of MFS; Employed in the investment area of MFS since 2004

Total Return Variable Account	Brooks A. Taylor	Lead/Equity Securities Portfolio Manager	2004	Investment Officer of MFS; Employed in the investment area of MFS since 1996
	Nevin P. Chitkara	Equity Securities Portfolio Manager	2006	Investment Officer of MFS; Employed in the investment area of MFS since 1997
	William P. Douglas	Mortgage-Backed Debt Securities Portfolio Manager	2004	Investment Officer of MFS; Employed in the investment area of MFS since 2004
	Steven R. Gorham	Equity Securities Portfolio Manager	2002	Investment Officer of MFS; Employed in the investment area of MFS since 1992
	Richard O. Hawkins	Debt Securities Portfolio Manager	2005	Investment Officer of MFS; Employed in the investment area of MFS since 1988
	Joshua P. Marston	Debt Securities Portfolio Manager	2008	Investment Officer of MFS; Employed in the investment area of MFS since 1999